Other Receivables, Net Other receivables (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	May 21, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, Net, Current	$ 2,341	$ 2,239		$ 0
Interest Receivable	4,177	4,398		4,730
Other Receivables, Gross, Current	2,239	2,634		2,365
Other Receivables, Net, Current	35,737	46,049		35,053
THE Club dues receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, Net, Current	6,389	22,012		20,342
Hospitality and Management Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, Net, Current	4,067	2,935		3,651
Mini-Vacations and Sampler Programs revenue [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, Net, Current	9,871	9,512	2,643	2,261
Owner maintenance fees for St Maarten [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, Net, Current	4,380	2,230		1,197
Insurance Claims [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, Net, Current	2,257	54		171
The Club conversion receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, Net, Current	$ 16	$ 35		$ 336